UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08962

Franklin Templeton Money Fund Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/19

Item 1.	Reports to Stockholders.

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the 12 months ended June 30, 2019, the U.S. economy grew, while the unemployment and annual inflation rates declined. The U.S. Federal Reserve (Fed) increased its federal funds rate by 0.25% at its September and December 2018 meetings, bringing the rate to 2.50% by the end of 2018. In the first half of 2019, the Fed held its rate unchanged, but in June, the Fed indicated increased uncertainties around its view on economic activity and the labor market and hinted at potential future rates cuts. After the reporting period, in an effort to support ongoing economic growth, the Fed implemented a 25 basis-point reduction at its July 31 meeting. In this environment, the 10-year U.S. Treasury yield began the period at 2.85% and decreased to 2.00% at period-end. Fixed income markets, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, posted a +7.87% total return (an index increase from 2,013.28 to 2,171.71), which includes reinvestment of income and distributions.1

Franklin Templeton U.S. Government Money Fund’s annual report includes more detail about prevailing conditions during the period. In addition, you will find performance data, financial information and a discussion from the portfolio manager. As always, we recommend investors consult their financial advisors and review their financial plan to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe most people benefit from professional advice and that advice is invaluable as investors navigate current market conditions.

As previously communicated, on May 21, 2019, the Board of Trustees of Franklin Templeton Money Fund Trust, on behalf of Franklin Templeton U.S. Government Money Fund (the “Fund”), approved a proposal to reorganize the Fund with and into the Franklin U.S. Government Money Fund. The transaction is currently expected to be completed on or about October 18, 2019.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin Templeton U.S. Government Money Fund

This letter reflects our analysis and opinions as of June 30, 2019, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Sources: Morningstar and Bloomberg Barclays Indices.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

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ANNUAL REPORT

Franklin Templeton U.S. Government Money Fund

This annual report for Franklin Templeton U.S. Government Money Fund covers the fiscal year ended June 30, 2019. As previously communicated, on May 21, 2019, the Board of Trustees of Franklin Templeton Money Fund Trust, on behalf of Franklin Templeton U.S.Government Money Fund (the “Fund”), approved a proposal to reorganize the Fund with and into the Franklin U.S. Government Money Fund. The transaction is currently expected to be completed on or about October 18, 2019.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity by investing through The U.S. Government Money Market Portfolio (the Portfolio) mainly in government securities, cash and repurchase agreements collateralized fully by government securities or cash.1 The Fund attempts to maintain a stable $1.00 share price.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Overview

The U.S. Federal Reserve Board (Fed) raised interest rates by 0.25% in September and December of 2018, for a total increase of 0.50% during the period. Consequently, the Fund’s Class A share’s seven-day effective yield increased from 1.34% on June 30, 2018, to 1.74% on June 30, 2019, as shown in the Performance Summary on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For

Portfolio Composition

6/30/19

% of Total Net Assets
U.S. Government and Agency Securities	97.7%
Repurchase Agreements	5.7%
Other Net Assets	(3.4)%

most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew during the 12 months ended June 30, 2019. After moderating for two consecutive quarters, the economy grew significantly faster in 2019’s first quarter, driven by growth in consumer spending, inventory investment, exports, business investment, and state and local government spending. However, the economy moderated again in the second quarter, due to weakness in inventory investment, exports, business investment and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 4.0% in June 2018 to 3.7% at period-end.2 The annual inflation rate, as measured by the Consumer Price Index, decreased from 2.9% in June 2018 to 1.6% at period-end.2

The U.S. Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% at its September and December 2018 meetings, to 2.25%–2.50%, but held its target range for the federal funds rate unchanged in the first half of 2019. In March, the Fed mentioned it would end its balance sheet normalization program by the end of September 2019. In June, the Fed indicated increased uncertainties around its views on economic activity and the labor market. With market-based inflation measures remaining low in recent months, the market has interpreted the Fed’s recent statements to mean it will likely cut rates in 2019’s second half to foster continued economic growth while attempting to achieve its inflation objective.

1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 10.

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FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose to multi-year highs several times in 2018 amid investor concerns about higher inflation and the Fed’s interest-rate path. Concerns that other central banks might scale back monetary stimulus, several better-than-expected U.S. economic reports and periods of optimism about a potential U.S.-China trade deal also supported the yield. However, some factors weighed on the Treasury yield at certain points during the period, including concerns about political uncertainties in the U.S., slower domestic and global economic growth, and the Fed’s patient approach to its monetary policy decisions. Near period-end, the 10-year yield reached multi-year lows and fell below certain short-term yields, due to weaker economic data and escalating U.S. trade tensions with China and Mexico. Overall, the 10-year Treasury yield declined from 2.85% at the beginning of the period to 2.00% at period-end.

Investment Strategy

Consistent with our strategy, we seek to invest, through the Portfolio, mainly in U.S. government securities, cash and repurchase agreements collateralized fully by government securities or cash. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager’s Discussion

With the Fed raising interest rates in September and December of 2018, short-term interest rates have continued to increase from a very low level. Although money market yields remained pressured, they have risen over the period. We continued to invest the Portfolio’s assets in high quality, short-term securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund.

Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

Performance Summary as of June 30, 2019

	Seven-Day Effective Yield[1,2]	Seven-Day Annualized Yield[1]
Share Class (Symbol)		(with fee waiver)	(without fee waiver)

A (N/A)	1.74%	1.73%	1.69%

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Total Annual Operating Expenses3

Share Class	With Fee Waiver	Without Fee Waiver

A	0.60%	0.70%

1. The Fund has an expense reduction contractually guaranteed through 10/31/19. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. The seven-day effective yield assumes compounding of daily dividends, if any.

3. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 6/30/19. The Fund’s average weighted life was 69 days and the Fund’s average weighted maturity was 43 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

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FRANKLIN TEMPLETON U.S. GOVERNMENT MONEY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Ending Account Value 6/30/19	Expenses Paid During Period 1/1/19–6/30/191, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,008.90	$2.94	$1,021.87	$2.96	0.59%
C	$1,000	$1,005.70	$6.12	$1,018.70	$6.16	1.23%
R	$1,000	$1,006.50	$5.42	$1,019.39	$5.46	1.09%

1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Financial Highlights

Franklin Templeton U.S. Government Money Fund

	Year Ended June 30,

	2019	2018	2017		2016	2015

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 1.00	$ 1.00	$1.00		$1.00	$1.00

Income from investment operations:

Net investment income	0.017	0.007	—	[a]	—	—

Less distributions from:

Net investment income	(0.017)	(0.007)	(—)[a]		—	—

Net asset value, end of year	$ 1.00	$ 1.00	$1.00		$1.00	$1.00

Total return[b]	1.67%	0.69%	0.04%		—%	—%

Ratios to average net assets

Expenses before waiver and payments by affiliates[c]	0.75%	0.72%	0.67%		0.67%	0.68%

Expenses net of waiver and payments by affiliates[c]	0.60%	0.60%	0.45%		0.20%	0.09%

Net investment income	1.65%	0.68%	0.03%		—%	—%

Supplemental data

Net assets, end of year (000’s)	$37,401	$5,166	$4,551		$6,205	$7,571

aAmount rounds to less than $0.001 per share.

bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

cThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL HIGHLIGHTS

Franklin Templeton U.S. Government Money Fund (continued)

	Year Ended June 30,

	2019	2018	2017	2016	2015

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Income from investment operations:

Net investment income	0.010	0.002	—	—	—

Less distributions from:

Net investment income	(0.010)	(0.002)	—	—	—

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Total return[a]	1.02%	0.16%	—%	—%	—%

Ratios to average net assets

Expenses before waiver and payments by affiliates[b]	1.40%	1.37%	1.29%	1.29%	1.30%

Expenses net of waiver and payments by affiliates[b]	1.25%	1.13%	0.48%	0.20%	0.09%

Net investment income	1.00%	0.15%	—%	—%	—%

Supplemental data

Net assets, end of year (000’s)	$152,114	$187,515	$230,941	$285,670	$217,032

aTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

bThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL HIGHLIGHTS

Franklin Templeton U.S. Government Money Fund (continued)

	Year Ended June 30,

	2019	2018	2017	2016	2015

Class R
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Income from investment operations:

Net investment income	0.012	0.002	—	—	—

Less distributions from:

Net investment income	(0.012)	(0.002)	—	—	—

Net asset value, end of year	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Total return	1.18%	0.24%	—%	—%	—%

Ratios to average net assets

Expenses before waiver and payments by affiliates[a]	1.25%	1.22%	1.17%	1.17%	1.18%

Expenses net of waiver and payments by affiliates[a]	1.10%	1.05%	0.48%	0.20%	0.09%

Net investment income	1.15%	0.23%	—%	—%	—%

Supplemental data

Net assets, end of year (000’s)	$6,657	$6,569	$7,743	$7,479	$7,974

aThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Statement of Investments, June 30, 2019

Franklin Templeton U.S. Government Money Fund

	Shares	Value

Management Investment Companies (Cost $ 197,271,819) 100.6%
[a] The U.S. Government Money Market Portfolio, 2.25%	197,271,819	$197,271,819
Other Assets, less Liabilities (0.6)%		(1,099,506)

Net Assets 100.0%		$196,172,313

aThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

June 30, 2019

Franklin Templeton U.S. Government Money Fund

Assets:
Investment in affiliated Portfolio, at value and cost	$197,271,819

Receivables:
Capital shares sold	5,936

Total assets	197,277,755

Liabilities:
Payables:
Capital shares redeemed	788,141
Administrative fees	59,285
Distribution fees	174,664
Transfer agent fees	33,520
Distributions to shareholders	18,144
Accrued expenses and other liabilities	31,688

Total liabilities	1,105,442

Net assets, at value	$196,172,313

Net assets consist of paid-in capital.	$196,172,313

Class A:
Net assets, at value	$ 37,401,312

Shares outstanding	37,402,609

Net asset value per share[a]	$1.00

Class C:
Net assets, at value	$152,113,874

Shares outstanding	152,119,369

Net asset value per share[a]	$1.00

Class R:
Net assets, at value	$ 6,657,127

Shares outstanding	6,657,290

Net asset value per share	$1.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the year ended June 30, 2019

Franklin Templeton U.S. Government Money Fund

Investment income:
Dividends from affiliated Portfolio	$4,214,249

Expenses:
Administrative fees (Note 3a)	787,389
Distribution fees: (Note 3b)
Class C	1,067,489
Class R	35,587
Transfer agent fees: (Note 3d)
Class A	33,429
Class C	192,957
Class R	8,325
Reports to shareholders	33,060
Registration and filing fees	77,389
Professional fees	50,888
Trustees’ fees and expenses	5,708
Other	6,618

Total expenses	2,298,839
Expenses waived/paid by affiliates (Note 3e)	(301,466)

Net expenses	1,997,373

Net investment income	2,216,876

Net increase (decrease) in net assets resulting from operations	$2,216,876

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FRANKLIN TEMPLETON MONEY FUND TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Templeton U.S. Government Money Fund

	Year Ended June 30,

	2019	2018

Increase (decrease) in net assets:
Net investment income from operations	$ 2,216,876	$ 367,346

Distributions to shareholders: (Note 1c)
Class A	(498,045)	(31,336)
Class C	(1,637,878)	(319,884)
Class R	(82,295)	(16,126)

Total distributions to shareholders	(2,218,218)	(367,346)

Capital share transactions: (Note 2)
Class A	32,235,527	614,803
Class C	(35,399,966)	(43,425,748)
Class R	87,701	(1,173,875)

Total capital share transactions	(3,076,738)	(43,984,820)

Net increase (decrease) in net assets	(3,078,080)	(43,984,820)
Net assets:
Beginning of year	199,250,393	243,235,213

End of year (Note 1c)	$196,172,313	$199,250,393

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FRANKLIN TEMPLETON MONEY FUND TRUST

Notes to Financial Statements

Franklin Templeton U.S. Government Money Fund

1.   Organization and Significant Accounting Policies

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Templeton U.S. Government Money Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C and Class R. Beginning on October 19, 2018, Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following summarizes the Fund’s significant accounting policies.

a.   Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). At June 30, 2019, the Fund owned 0.8% of the Portfolio.

b.   Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

Net investment income, excluding class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Money Fund (continued)

e.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended June 30, 2018, distributions to shareholders were as follows:

Distributions from net investment income:
Class A	$(31,336)
Class C	(319,884)
Class R	(16,126)

For the year ended June 30, 2018, undistributed net investment income included in net assets was $1,342.

2.   Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares at $1.00 per share were as follows:

	Year Ended June 30,

	2019	2018

Class A Shares:

Shares sold[a]	$44,778,183	$1,451,954

Shares issued in reinvestment of distributions	490,661	29,353

Shares redeemed	(13,033,317)	(866,504)

Net increase (decrease)	$32,235,527	$614,803

Class C Shares:
Shares sold	$144,488,848	$113,350,403
Shares issued in reinvestment of distributions	1,624,046	299,108
Shares redeemed[a]	(181,512,860)	(157,075,259)

Net increase (decrease)	$(35,399,966)	$(43,425,748)

Class R Shares:

Shares sold	$4,073,686	$4,154,642

Shares issued in reinvestment of distributions	83,418	15,765

Shares redeemed	(4,069,403)	(5,344,282)

Net increase (decrease)	$87,701	$(1,173,875)

[a]May	include a portion of Class C shares that were automatically converted to Class A.

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FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Money Fund (continued)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

For the year ended June 30, 2019, the gross effective administrative fee rate was 0.392% of the Fund’s average daily net assets.

b.   Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class A shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class C	0.65%
Class R	0.50%

c.   Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

CDSC retained	$14,483

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FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Money Fund (continued)

d.   Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended June 30, 2019, the Fund paid transfer agent fees of $234,711, of which $196,594 was retained by Investor Services.

e.   Waivers and Reimbursements

FT Services contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses, including the Fund’s proportionate share of the Portfolio’s allocated expenses, (excluding distribution fees) for each class of the Fund do not exceed 0.60%, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until October 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

4.   Income Taxes

The tax character of distributions paid during the years ended June 30, 2019 and 2018, was as follows:

	2019	2018

Distributions paid from ordinary income	$2,218,218	$367,346

At June 30, 2019, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$197,271,819

Distributable earnings:
Undistributed ordinary income	$18,145

5. Upcoming Reorganization

On May 21, 2019, the Board for Franklin Templeton U.S. Government Money Fund approved a proposal to reorganize Franklin Templeton U.S. Government Money Fund with and into the Franklin US Government Money Fund. Upon completion of the reorganization on or about October 18, 2019, assets in Franklin Templeton U.S. Government Money Fund will be transferred into Franklin U.S. Government Money Fund.

6. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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FRANKLIN TEMPLETON MONEY FUND TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin Templeton U.S. Government Money Fund (continued)

6.   Fair Value Measurements (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At June 30, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

7.   Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton Money Fund Trust and Shareholders of Franklin Templeton U.S. Government Money Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin Templeton U.S. Government Money Fund (the “Fund”) as of June 30, 2019, the related statement of operations for the year ended June 30, 2019, the statement of changes in net assets for each of the two years in the period ended June 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2019 and the financial highlights for each of the five years in the period ended June 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

August 15, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Tax Information (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $2,216,876 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended June 30, 2019.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	137	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	113	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	137	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2005 and Lead Independent Trustee since March 2019	137	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

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FRANKLIN TEMPLETON MONEY FUND TRUST

Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	137	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, Counselor and Senior Advisor to Boeing Chairman and Board of Directors, The Boeing Company (aerospace company) (May 2019); and formerly, General Counsel and member of the Executive Council, The Boeing Company (2006-2019) and Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	137	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	151	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	137	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of 18 of the investment companies in Franklin Templeton.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 26 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President and Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co- Secretary	Vice President since 2009 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co- Secretary	Vice President since 2011 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON MONEY FUND TRUST

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

Note 3: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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THE MONEY MARKET PORTFOLIOS

Financial Highlights

The U.S. Government Money Market Portfolio

	Year Ended June 30,

	2019	2018	2017	2016	2015

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Income from investment operations:

Net investment income	0.021	0.011	0.003	0.001	—

Net realized and unrealized gains (losses)[a]	—	(—)	—	—	—

Total from investment operations	0.021	0.011	0.003	0.001	—	[a]

Less distributions from:

Net investment income	(0.021)	(0.011)	(0.003)	(0.001)	—

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Total return	2.10%	1.15%	0.35%	0.07%	—%

Ratios to average net assets

Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses net of waiver and payments by affiliates[b]	0.15%	0.15%	0.15%	0.13%	0.09%

Net investment income	2.09%	1.15%	0.35%	0.06%	—%

Supplemental data

Net assets, end of year (000’s)	$23,218,541	$23,700,037	$21,564,546	$22,324,993	$27,390,400

aAmount rounds to less than $0.001 per share.

bBenefit of expense reduction rounds to less than 0.01%.

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THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS

Statement of Investments, June 30, 2019

The U.S. Government Money Market Portfolio

	Principal Amount	Value

Investments 103.4%
U.S. Government and Agency Securities 97.7%

[a] FFCB,
7/01/19	$119,300,000	$ 119,300,000
7/05/19	212,000,000	211,945,351
7/09/19	80,000,000	79,959,111
7/10/19	96,000,000	95,946,300
7/18/19	10,000,000	9,989,800
7/19/19	90,000,000	89,901,000
7/22/19	60,000,000	59,923,000

FHLB,
[a]7/03/19	150,000,000	149,980,025
[a]7/05/19	150,000,000	149,960,133
[a]7/10/19	225,000,000	224,866,237
[a]7/12/19	200,000,000	199,855,044
[a]7/17/19	237,000,000	236,757,636
[a]7/19/19	400,000,000	399,538,050
[a]7/24/19	296,000,000	295,559,371
[a]7/26/19	310,000,000	309,497,431
[a]7/31/19	525,500,000	524,485,473
[a]8/07/19	407,000,000	406,054,629
[a]8/09/19	238,000,000	237,430,188
[a]8/14/19	400,000,000	398,914,667
[a]8/16/19	400,000,000	398,875,556
[a]8/21/19	400,000,000	398,744,833
[a]8/23/19	355,000,000	353,847,581
[b] FRN, 2.44%, (SOFR + 0.02%), 7/17/19	75,000,000	75,000,000
[b] FRN, 2.44%, (SOFR + 0.02%), 8/27/19	112,000,000	112,000,000
[b] FRN, 2.43%, (SOFR + 0.01%), 8/30/19	150,000,000	150,000,000
[b] FRN, 2.48%, (SOFR + 0.06%), 9/10/19	50,000,000	50,000,000
[b] FRN, 2.445%, (SOFR + 0.025%), 9/20/19	150,000,000	150,000,000
[b] FRN, 2.45%, (SOFR + 0.03%), 10/09/19	153,000,000	153,000,000
[b] FRN, 2.43%, (SOFR + 0.01%), 11/13/19	100,000,000	100,000,000
[b] FRN, 2.45%, (SOFR + 0.03%), 12/06/19	165,000,000	164,999,901
[b] FRN, 2.43%, (SOFR + 0.01%), 12/20/19	150,000,000	150,000,000
[b] FRN, 2.425%, (SOFR + 0.005%), 1/17/20	150,000,000	150,000,000
[b] FRN, 2.47%, (SOFR + 0.05%), 1/17/20	50,000,000	50,000,000
[b] FRN, 2.44%, (SOFR + 0.02%), 2/21/20	118,000,000	118,000,000
[b] FRN, 2.455%, (SOFR + 0.035%), 2/21/20	35,000,000	35,000,000
[b] FRN, 2.45%, (SOFR + 0.03%), 3/27/20	56,000,000	56,000,000
[b] FRN, 2.455%, (SOFR + 0.035%), 5/08/20	200,000,000	200,000,000
[b] FRN, 2.455%, (SOFR + 0.035%), 6/19/20	150,000,000	150,000,000

FHLM,
[a]8/02/19	400,000,000	399,181,867
[b] FRN, 2.42%, (SOFR), 12/11/19	200,000,000	200,000,000
[b] FRN, 2.445%, (SOFR + 0.025%), 5/22/20	250,000,000	250,000,000

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THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)

FHLMC,
[a]7/01/19	$793,250,000	$ 793,250,000
[b] FRN, 2.43%, (SOFR + 0.01%), 7/09/19	100,000,000	100,000,000
[b] FRN, 2.41%, (SOFR + 0.02%), 8/05/19	200,000,000	200,000,000
[b] FRN, 2.425%, (SOFR + 0.005%), 9/05/19	100,000,000	100,000,000
[b] FRN, 2.43%, (SOFR + 0.01%), 2/21/20	200,000,000	200,000,000
[b] FRN, 2.44%, (SOFR + 0.02%), 2/28/20	250,000,000	250,000,000
[b] FRN, 2.46%, (SOFR + 0.04%), 5/06/20	250,000,000	250,000,000

[a] FNMA,
7/01/19	700,000,000	700,000,000
7/02/19	800,000,000	799,950,889
7/03/19	225,000,000	224,971,440
7/10/19	112,820,000	112,757,424
7/17/19	236,071,000	235,841,749
7/24/19	147,025,000	146,821,166

[a] U.S. Treasury Bill,
7/02/19	750,000,000	749,951,458
7/05/19	250,000,000	249,933,944
7/09/19	600,000,000	599,694,667
7/11/19	150,000,000	149,897,083
7/16/19	587,000,000	586,449,877
7/18/19	270,000,000	269,702,901
7/23/19	850,000,000	848,842,556
7/25/19	450,000,000	449,265,000
8/01/19	200,000,000	199,604,750
8/06/19	600,000,000	598,620,000
8/08/19	150,000,000	149,613,667
8/13/19	244,440,000	243,797,666
8/15/19	300,000,000	299,081,250
10/03/19	150,000,000	149,067,833
10/10/19	300,000,000	297,984,208
10/17/19	450,000,000	446,773,500
10/24/19	450,000,000	446,550,000
10/31/19	450,000,000	446,347,625
11/07/19	450,000,000	446,162,250
11/14/19	300,000,000	297,336,667
11/21/19	450,000,000	445,817,250
11/29/19	300,000,000	297,080,667
12/05/19	450,000,000	445,574,562
12/19/19	300,000,000	296,964,750
12/26/19	300,000,000	296,988,833

U.S. Treasury Note,
0.875%, 9/15/19	300,000,000	299,016,750
1.50%, 10/31/19	250,000,000	249,235,147
1.75%, 11/30/19	250,000,000	249,285,558

Total U.S. Government and Agency Securities (Cost $22,682,746,271)		22,682,746,271

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THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS

The U.S. Government Money Market Portfolio (continued)

	Principal Amount	Value
Investments (continued)
[c] Repurchase Agreements 5.7%
Barclays Capital Inc., 2.40%, 7/01/19 (Maturity Value $50,010,000) Collateralized by U.S. Treasury Notes, 2.625%, 11/15/20 (valued at $51,250,818)	$ 50,000,000	$50,000,000
Deutsche Bank Securities Inc., 2.45%, 7/01/19 (Maturity Value $71,014,496) Collateralized by U.S. Treasury Notes, 1.375% - 2.75%, 1/31/21 – 8/15/22 (valued at $72,420,044)	71,000,000	71,000,000
Federal Reserve Bank of New York, 2.25%, 7/01/19 (Maturity Value $650,121,875) Collateralized by U.S. Treasury Notes, 2.00% – 3.00%, 2/15/22 – 5/15/47 (valued at $650,121,892)	650,000,000	650,000,000
Goldman Sachs & Co., 2.50%, 7/01/19 (Maturity Value $125,026,042) Collateralized by U.S. Treasury Notes, 2.50%, 1/31/24 (valued at $127,629,050)	125,000,000	125,000,000
HSBC Securities Inc., 2.49%, 7/01/19 (Maturity Value $420,087,150) Collateralized by U.S. Government and Agency Securities, 2.754% – 4.50%, 7/15/28 – 9/20/48 (valued at $428,400,000)	420,000,000	420,000,000

Total Repurchase Agreements (Cost $1,316,000,000)		1,316,000,000

Total Investments (Cost $23,998,746,271) 103.4%		23,998,746,271
Other Assets, less Liabilities (3.4)%		(780,205,111)

Net Assets 100.0%		$23,218,541,160

See Abbreviations on page 37.

aThe security was issued on a discount basis with no stated coupon rate.

bThe coupon rate shown represents the rate at period end.

cSee Note 1(b) regarding repurchase agreement.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. |	Annual Report	29

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

June 30, 2019

The U.S. Government Money Market Portfolio

Assets:
Investments in unaffiliated securities, at amortized cost	$22,682,746,271
Unaffiliated repurchase agreements, at value and cost	1,316,000,000
Cash	11,771,732
Receivables:
Interest	10,993,292

Total assets	24,021,511,295

Liabilities:
Payables:
Investment securities purchased	799,950,889
Management fees	2,766,736
Distributions to shareholders	10,752
Accrued expenses and other liabilities	241,758

Total liabilities	802,970,135

Net assets, at value	$23,218,541,160

Net assets consist of:
Paid-in capital	$23,218,546,529
Total distributable earnings (loss)	(5,369)

Net assets, at value	$23,218,541,160

Shares outstanding	23,218,548,128

Net asset value per share	$1.00

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THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Operations

for the year ended June 30, 2019

The U.S. Government Money Market Portfolio

Investment income:
Interest:
Unaffiliated issuers	$513,031,940

Expenses:
Management fees (Note 3a)	34,370,929
Custodian fees (Note 4)	182,233
Reports to shareholders	5,953
Registration and filing fees	351
Professional fees	128,860
Other	148,358

Total expenses	34,836,684
Expense reductions (Note 4)	(188,154)

Net expenses	34,648,530

Net investment income	478,383,410

Net realized gain (loss) from:
Investments:
Unaffiliated issuers	11,348

Net increase (decrease) in net assets resulting from operations	$478,394,758

franklintempleton.com	The accompanying notes are an integral part of these financial statements. |	Annual Report	31

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Year Ended June 30,

	2019	2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 478,383,410	$ 257,998,905
Net realized gain (loss)	11,348	(16,717)

Net increase (decrease) in net assets resulting from operations	478,394,758	257,982,188

Distributions to shareholders (Note 1d)	(478,383,410)	(258,003,624)

Capital share transactions (Note 2)	(481,506,776)	2,135,511,767

Net increase (decrease) in net assets	(481,495,428)	2,135,490,331
Net assets:

Beginning of year	23,700,036,588	21,564,546,257

End of year (Note 1d)	$23,218,541,160	$23,700,036,588

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THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements

The U.S. Government Money Market Portfolio

1.   Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a.   Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

b.   Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the

Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at year end, as indicated in the Statement of Investments, had been entered into on June 28, 2019.

c.   Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Portfolio invests.

d.   Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.*

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

1.   Organization and Significant Accounting Policies (continued)

e.   Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.   Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

*Effective during the current reporting period, it is no longer required to present certain line items in the Statements of Changes in Net Assets. The below prior period amounts affected by this change are shown as they were in the prior year Statements of Changes in Net Assets.

For the year ended June 30, 2018, distributions to shareholders were as follows:

Distributions from net investment income	$(258,003,624)

For the year ended June 30, 2018, undistributed net investment income included in net assets was $0.

2.   Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Year Ended June 30,

	2019	2018

Shares sold	$28,749,969,710	$40,301,565,232

Shares issued in reinvestment of distributions	478,384,571	258,008,814

Shares redeemed	(29,709,861,057)	(38,424,062,279)

Net increase (decrease)	$(481,506,776)	$2,135,511,767

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

3.   Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin Templeton U.S. Government Money Fund, Franklin U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.   Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b.   Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c.   Other Affiliated Transactions

At June 30, 2019, the shares of the Portfolio were owned by the following investment companies:

	Shares	Percentage of Outstanding Shares

Institutional Fiduciary Trust — Money Market Portfolio	20,284,602,001	87.4%
Franklin U.S. Government Money Fund	2,736,674,308	11.8%
Franklin Templeton Money Fund Trust — Franklin Templeton U.S. Government Money Fund	197,271,819	0.8%

	23,218,548,128	100.0%

4.   Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended June 30, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5.   Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At June 30, 2019, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$5,369

During the year ended June 30, 2019, the Fund utilized $11,348 of capital loss carryforwards.

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

5.   Income Taxes (continued)

The tax character of distributions paid during the years ended June 30, 2019 and 2018, was as follows:

	2019	2018

Distributions paid from ordinary income	$478,383,410	$258,003,624

At June 30, 2019, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

Cost of investments	$23,998,746,271

Distributable earnings-undistributed ordinary income	$10,750

6.   Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

At June 30, 2019, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7.   Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

The U.S. Government Money Market Portfolio (continued)

Abbreviations
Selected Portfolio

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLM	Federal Home Loan Mortgage

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FRN	Floating Rate Note

SOFR	Secured Overnight Financing Rate

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THE MONEY MARKET PORTFOLIOS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Money Market Portfolios and Shareholders of The U.S. Government Money Market Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of The U.S. Government Money Market Portfolio (the “Fund”) as of June 30, 2019, the related statement of operations for the year ended June 30, 2019, the statement of changes in net assets for each of the two years in the period ended June 30, 2019, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2019 and the financial highlights for each of the five years in the period ended June 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

August 15, 2019

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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THE MONEY MARKET PORTFOLIOS

Tax Information (unaudited)

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $477,424,088 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended June 30, 2019.

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THE MONEY MARKET PORTFOLIOS

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1992	137	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	113	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	137	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee Since 2005 and Lead Independent Trustee since March 2019	137	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

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THE MONEY MARKET PORTFOLIOS

Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	137	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, Counselor and Senior Advisor to Boeing Chairman and Board of Directors, The Boeing Company (aerospace company) (May 2019); and formerly, General Counsel and member of the Executive Council, The Boeing Company (2006-2019) and Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	137	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	151	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	137	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 40 of the investment companies in Franklin Templeton.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

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THE MONEY MARKET PORTFOLIOS

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since December 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of 18 of the investment companies in Franklin Templeton.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 26 of the investment companies in Franklin Templeton.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President and Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co- Secretary	Vice President since 2009 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 44 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 44 of the investment companies in Franklin Templeton.

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THE MONEY MARKET PORTFOLIOS

Interested Board Members and Officers (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 44 of the investment companies in Franklin Templeton.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton; Vice President, Franklin Templeton Companies, LLC; officer of 44 of the investment companies in Franklin Templeton; and formerly, Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 44 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co- Secretary	Vice President since 2011 and Co-Secretary since January 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 44 of the investment companies in Franklin Templeton.

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THE MONEY MARKET PORTFOLIOS

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

Note 3: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON MONEY FUND TRUST

Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON MONEY FUND TRUST

Franklin Templeton U.S. Government Money Fund

(Fund)

Franklin Templeton U.S. Government Money Fund (Feeder Fund) is a feeder fund that invests all of its assets in The U.S. Government Money Market Portfolio (Master Portfolio). The Feeder Fund does not have an investment manager or an investment management agreement, unlike the Master Portfolio. The Board of Trustees (collectively or individually the Board) of each of the Feeder Fund and the Master Portfolio is comprised of the same individuals. At an in-person meeting held on February 26, 2019 (Meeting), the Board, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Master Portfolio (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement. References herein to “the Fund” refer to the Feeder Fund and/or Master Portfolio as the context requires.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v)

whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new

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SHAREHOLDER INFORMATION

funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2018. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail U.S. government money market funds. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe. In discussing such performance, the Board noted that the Fund is not marketed to and cannot be purchased by the public, but is used principally as an exchange vehicle for shareholders of other Franklin Templeton funds. Management further pointed out that the Fund was utilized by such shareholders as an alternative and frequently temporary investment and was managed in a conservative manner with at least 99.5% of its total assets invested in Government securities, cash and repurchase agreements collateralized fully by Government securities and/or cash, which minimizes liquidity risk. While the Performance Universe is comprised of U.S. Government money market funds (very high quality), the Fund did not utilize longer-dated repurchase agreements like many of its peers. This may have resulted in slightly lower yields, but management believes that the added liquidity is acceptable compensation resulting in a very high quality and highly liquid portfolio. In view of these factors, the Board concluded that the Fund’s performance was acceptable.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class C shares for the Fund and for Class C, Class CR, Class 1, Investor Class and Service Class shares for other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and six other U.S. government money market funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians of its Expense Group. The Board also noted that the Fund is maintained as an accommodation product for investors in need of a short term vehicle, and that the Fund’s Management Rate is paid by the Master Portfolio. The Board further noted that the Fund’s actual total expense ratio reflected a fee waiver from management. Based on the above considerations, the Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in

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SHAREHOLDER INFORMATION

connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that it was unlikely that the Manager and its affiliates realized economies of scale in furnishing advisory services to the Fund in view of the transitory nature of its investment role within the Franklin Templeton family of funds, the services provided to the Fund’s shareholders and management’s subsidization of expenses.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON MONEY FUND TRUST

SHAREHOLDER INFORMATION

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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THE MONEY MARKET PORTFOLIOS

Shareholder Information

Board Approval of Investment

Management Agreements

THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO

(Master Portfolio)

The Master Portfolio is only registered under the Investment Company Act of 1940 (1940 Act). Accordingly, the Master Portfolio does not offer its shares to the public. Shares of the Master Portfolio are sold only to other investment companies, which include the Franklin Templeton U.S. Government Money Fund, Franklin U.S. Government Money Fund and Money Market Portfolio (each a Feeder Fund). Each Feeder Fund invests all of its assets in the Master Portfolio. None of the Feeder Funds have an investment manager or an investment management agreement, unlike the Master Portfolio. The Board of Trustees (collectively or individually the Board) of each Feeder Fund and Master Portfolio is comprised of the same individuals. At an in-person meeting held on February 26, 2019 (Meeting), the Board, including a majority of the trustees who are not “interested persons” as defined in the 1940 Act (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Master Portfolio (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management

Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Feeder Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Master Portfolio; (iv) the extent to which economies of scale are realized as the Master Portfolio grows; and (v) whether fee levels reflect these economies of scale for the benefit of Master Portfolio shareholders.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Master Portfolio and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Master Portfolio and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Master Portfolio; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Master Portfolio shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Master Portfolio by the FTI organization.

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THE MONEY MARKET PORTFOLIOS

SHAREHOLDER INFORMATION

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Master Portfolio and its shareholders.

Fund Performance

Broadridge Financial Solutions, Inc., an independent provider of investment company data, does not collect performance data for the Master Portfolio. However, the Board did review and consider the performance results of each Feeder Fund over various time periods ended December 31, 2018, which are summarized in the separate disclosure prepared for each Feeder Fund.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Master Portfolio’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Master Portfolio in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Master Portfolio selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class AB, Investor Class, Class X and Advisor Class shares for other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Master Portfolio included the Master Portfolio and eight other U.S. government money market funds. The Board noted that the Management Rate and actual total expense ratio for the Master Portfolio were below the medians of its Expense Group. The Board also noted that the other funds in the Expense Group were not master portfolios in a master-feeder structure like the Master Portfolio and, accordingly, considered the Management Rate and actual total expense ratio information provided for each of the Feeder Funds to be a more relevant comparison. The Board concluded that the Management Rate charged to the Master Portfolio is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Master Portfolio. In this respect, the Board considered the Master Portfolio profitability analysis provided by the Manager that addresses the overall profitability of FTI’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Master Portfolio’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Master Portfolio’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Master Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Master Portfolio, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and

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THE MONEY MARKET PORTFOLIOS

SHAREHOLDER INFORMATION

counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Master Portfolio was not excessive in view of the nature, extent and quality of services provided to the Master Portfolio.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Master Portfolio grows larger and whether the Master Portfolio’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that it was unlikely that the Manager and its affiliates realized economies of scale in furnishing advisory services to the Master Portfolio in view of the transitory nature of its investment role within the Franklin Templeton family of funds, the services provided to the Master Portfolio’s shareholders and management’s subsidization of expenses.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report and Shareholder Letter Franklin Templeton U.S. Government Money Fund

Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 632-2301
(800) DIAL BEN® / 342-5236
franklintempleton.com

© 2019 Franklin Templeton Investments. All rights reserved.	511 A 08/19

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $16,025 for the fiscal year ended June 30, 2019 and $16,296 for the fiscal year ended June 30, 2018.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)	Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $20,000 for the fiscal year ended June 30, 2019 and $0 for the fiscal year ended June 30, 2018. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)	All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2019 and $81 for the fiscal year ended June 30, 2018. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $14,500 for the fiscal year ended June 30, 2019 and $14,000 for the fiscal year ended June 30, 2018. The services for which these fees were paid included benchmarking services in connection with the ICI TA survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii)

through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $34,500 for the fiscal year ended June 30, 2019 and $14,081 for the fiscal year ended June 30, 2018.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration

Date August 30, 2019

By	S\GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date August 30, 2019